SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Deferred Income
Deferred income from customers	$ 6,287	$ 12,112
Deferred income from government	101,615	95,562
Deferred income gross	107,902	107,674
Current portion	16,439	12,112
Long-term portion	91,463	95,562
Deferred income net	$ 107,902	$ 107,674